Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	7,200,000
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 4,824,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 666.19
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents (i) up to 6,000,000 shares of Envoy Medical Inc.’s Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”), reserved for issuance under the Envoy Medical, Inc. Amended and Restated 2023 Equity Incentive Plan, as amended, and (ii) up to 1,200,000 shares of Class A Common Stock reserved for issuance under the Envoy Medical, Inc. 2023 Employee Stock Purchase Plan, as amended.

Pursuant to Rules 457(c) and (h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.67, which is the average of the high and low prices of the Class A Common Stock on June 8, 2026 on the Nasdaq Capital Market.